Schedule of statements of operations for the company’s reporting segments (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 48,500,000	$ 46,500,000
Operating expenses:
General and administrative	10,474,040	3,922,348
Salaries, benefits, contractor costs	21,761,699	19,256,255
Marketing and commissions	49,124,527	52,918,949
Professional fees	2,691,821	2,112,047
Product and technology development	4,386,105	3,126,087
Depreciation and amortization	2,717,640	1,881,323
Total operating expenses	92,143,907	85,147,608
Net loss from operations	(43,604,554)	(38,648,323)
Other expense:
Interest expense	2,189,964	3,120,054
Non-cash gain on debt extinguishment		4,377,051
Other Income	(1,165,544)
Foreign currency loss	1,607,877	470,219
Net loss before income taxes	(46,236,851)	(52,566,734)
Income tax benefit (expense)		1,851,038
Net loss	(46,236,851)	(50,715,696)
Loss from change in fair-value of convertible shareholder loan		5,951,087
Reportable Geographical Components [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	48,539,353	46,499,285
Operating expenses:
General and administrative	10,474,039	3,922,348
Salaries, benefits, contractor costs	21,761,699	19,256,255
Marketing and commissions	49,124,526	52,918,949
Travel	988,075	1,930,599
Professional fees	2,691,820	2,112,047
Product and technology development	4,386,105	3,126,087
Depreciation and amortization	2,717,640	1,881,323
Total operating expenses	92,143,904	85,147,608
Net loss from operations	(43,604,551)	(38,648,323)
Other expense:
Interest expense	2,189,964	3,120,054
Non-cash gain on debt extinguishment
Loss from change in fair-value of convertible Shareholder loans		4,377,051
Stock based Compensation
Other Income	(1,165,544)
Gain/Loss of investment in subsidiaries
Foreign currency loss	1,607,878	470,219
Net loss before income taxes	(46,236,849)	(52,566,734)
Income tax benefit (expense)		(1,851,038)
Net loss	(46,236,849)	(50,715,696)
Loss from change in fair-value of convertible shareholder loan		5,951,087
NIGERIA | Reportable Geographical Components [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	38,541,234	22,962,513
Operating expenses:
General and administrative	159,247	24,268
Salaries, benefits, contractor costs	1,390,893	532,300
Marketing and commissions	38,450,947	23,471,054
Travel	247,606	230,141
Professional fees	112,082	84,017
Product and technology development
Depreciation and amortization
Total operating expenses	40,360,775	24,341,780
Net loss from operations	(1,819,541)	(1,379,267)
Other expense:
Interest expense		(2)
Non-cash gain on debt extinguishment
Loss from change in fair-value of convertible Shareholder loans
Stock based Compensation
Other Income
Gain/Loss of investment in subsidiaries
Foreign currency loss	(6,001)	(75)
Net loss before income taxes	(1,813,540)	(1,379,190)
Income tax benefit (expense)
Net loss	(1,813,540)	(1,379,190)
Loss from change in fair-value of convertible shareholder loan
SOUTH AFRICA | Reportable Geographical Components [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	9,734,927	4,070,887
Operating expenses:
General and administrative	253,292	651,136
Salaries, benefits, contractor costs	1,628,107	1,707,079
Marketing and commissions	10,020,960	4,698,161
Travel	2,427	3,289
Professional fees	4,658	20,802
Product and technology development	8,774	9,010
Depreciation and amortization
Total operating expenses	11,918,218	7,089,477
Net loss from operations	(2,183,291)	(3,018,590)
Other expense:
Interest expense	6,901	(775)
Non-cash gain on debt extinguishment
Loss from change in fair-value of convertible Shareholder loans
Stock based Compensation
Other Income
Gain/Loss of investment in subsidiaries
Foreign currency loss	(106,832)	1,086
Net loss before income taxes	(2,083,360)	(3,018,901)
Income tax benefit (expense)
Net loss	(2,083,360)	(3,018,901)
Loss from change in fair-value of convertible shareholder loan
ARGENTINA | Reportable Geographical Components [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	98,834	18,820,235
Operating expenses:
General and administrative	188,871	1,429,648
Salaries, benefits, contractor costs	481,044	643,458
Marketing and commissions	87,879	22,948,625
Travel	95	16,552
Professional fees	448,094
Product and technology development	30,255	34,108
Depreciation and amortization
Total operating expenses	1,236,238	25,072,391
Net loss from operations	(1,137,404)	(6,252,156)
Other expense:
Interest expense	34,403	15
Non-cash gain on debt extinguishment
Loss from change in fair-value of convertible Shareholder loans
Stock based Compensation
Other Income
Gain/Loss of investment in subsidiaries
Foreign currency loss	1,978,367	(528,443)
Net loss before income taxes	(3,150,174)	(5,723,728)
Income tax benefit (expense)
Net loss	(3,150,174)	(5,723,728)
Loss from change in fair-value of convertible shareholder loan
UNITED KINGDOM | Reportable Geographical Components [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue
Operating expenses:
General and administrative	9,643,155	1,542,840
Salaries, benefits, contractor costs	15,852,967	13,056,513
Marketing and commissions	437,458	688,850
Travel	737,981	1,673,044
Professional fees	1,892,675	1,907,956
Product and technology development	4,332,454	3,082,969
Depreciation and amortization	2,717,640	1,881,323
Total operating expenses	35,614,330	23,833,495
Net loss from operations	(35,614,330)	(23,833,495)
Other expense:
Interest expense	2,154,175	3,104,140
Non-cash gain on debt extinguishment
Loss from change in fair-value of convertible Shareholder loans		4,377,051
Stock based Compensation
Other Income	(1,165,544)
Gain/Loss of investment in subsidiaries
Foreign currency loss	(325,494)	991,016
Net loss before income taxes	(36,277,467)	(38,256,789)
Income tax benefit (expense)		(1,851,038)
Net loss	(36,277,467)	(36,405,751)
Loss from change in fair-value of convertible shareholder loan		5,951,087
Other [Member] | Reportable Geographical Components [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	164,358	645,650
Operating expenses:
General and administrative	229,474	274,456
Salaries, benefits, contractor costs	2,408,688	3,316,906
Marketing and commissions	127,282	1,112,259
Travel	(34)	7,573
Professional fees	234,311	99,272
Product and technology development	14,622
Depreciation and amortization
Total operating expenses	3,014,343	4,810,466
Net loss from operations	(2,849,985)	(4,164,816)
Other expense:
Interest expense	(5,515)	16,676
Non-cash gain on debt extinguishment
Loss from change in fair-value of convertible Shareholder loans
Stock based Compensation
Other Income
Gain/Loss of investment in subsidiaries
Foreign currency loss	67,838	6,636
Net loss before income taxes	(2,912,308)	(4,188,128)
Income tax benefit (expense)
Net loss	$ (2,912,308)	(4,188,128)
Loss from change in fair-value of convertible shareholder loan